SHORT-TERM NOTES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SHORT-TERM NOTES PAYABLE
Short-term notes payable	$ 572,631	$ 296,663